LEASING (Tables)	12 Months Ended
Dec. 31, 2022
Leasing
SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The following table presents components of lease expense (in US$ thousands):

Year ended
December 31, 2022
Components of lease expense:
Finance lease cost:
Amortization of right-of-use assets	$3,595
Interest on lease liabilities	390
Operating lease cost	7,142
Short-term lease (1)	136,818
Sublease income	(54)
Total lease expense	$147,891

(1)	Leases with a term of one year or less, including leases with a term of one month or less.

SCHEDULE OF AMOUNTS RECOGNIZED IN THE CONSOLIDATED BALANCE SHEET

Amounts recognized in the Consolidated Balance Sheet (in US$ thousands):

As of December 31, 2022
Components of balance sheet:
Operating leases:
Operating lease right-of-use assets (non-current)	$29,970
Current portion of operating lease liabilities	6,263
Operating lease liabilities (non-current)	25,051
Finance leases:
Property, plant and equipment, net (non-current)	$7,176
Other current liabilities	2,268
Other liabilities (not current)	192

SCHEDULE OF OPERATING LEASE LIABILITIES

Year ended
December 31, 2022
Other supplemental information (in US$ thousands except percentages):
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$6,662
Operating cash flows used by finance leases	390
Financing cash flows used by finance leases	3,108
Noncash investing and financing activities:
Right-of-use assets obtained in exchange for lease obligations on adoption of ASC 842:
Operating leases	$33,651
Finance leases	10,771
Right-of-use assets obtained in exchange for lease obligations during the year ended December 31, 2022:
Operating leases	1,945
Finance leases	-
Derecognition of prepaid rent upon adoption of ASC 842	93
Derecognition of prepaid rent during the year ended December 31, 2022:	683
Derecognition of tenant improvements upon adoption of ASC 842	362
Weighted-average remaining lease term:
Operating leases	14.29 years
Finance leases	1.35 years
Weighted-average discount rate for leases:
Operating leases	7.39%
Finance leases	5.88%

SCHEDULE OF MATURITIES OF OUR LEASE LIABILITIES

As of December 31, 2022, maturities of our lease liabilities are as follows (in US$ thousands):

	Operating Leases	Finance Leases
Year:
2023	$6,967	$2,402
2024	5,383	203
2025	4,958	-
2026	2,972	-
2027	2,567	-
Thereafter	34,481	-
Total lease payments	57,328	2,605
Less: imputed interest	(26,014)	(145)
Total	$31,314	$2,460

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE CAPITAL LEASES

Future minimum lease payments and future interest payments under non-cancellable equipment capital leases at December 31, 2021, were payable as follows (in US$ thousands):

	As of December 31, 2021
	Future Minimum Lease Payments	Future Interest Payments	Total Payments
Within 1 year	$4,385	$536	$4,921
1-2 years	2,247	195	2,442
2-3 years	-	-	-
3-4 years	-	-	-
4-5 years	-	-	-
After 5 years	-	-	-
Total	$6,632	$731	$7,363